Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2026 Vessel t shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned | Vessel	2
Roman Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiarY	100.00%
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	Eco West Coast
Delivery date	2021-03
Athenean Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiarY	100.00%
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	Eco Malibu
Delivery date	2021-05
Roman Explorer Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2023-09
Country of incorporation	1T
Vessel	Hull No 158
Delivery date	2027-06
Roman Shark IX Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2026-01
Country of incorporation	1T
Vessel	Hull No. 25110062
Delivery date	2029-12
Common Shares [Member]
Basis of Presentation and General Information [Abstract]
Issuance of capital stock on Spin-off distribution (in shares) | shares	52
Preferred Shares [Member] | Series D Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Issuance of Series D preferred shares on Spin-off distribution (in shares) | shares	100,000
M/T Eco West Coast [Member]
Basis of Presentation and General Information [Abstract]
Vessel capacity | t	157,000
M/T Eco Malibu [Member]
Basis of Presentation and General Information [Abstract]
Vessel capacity | t	157,000